Class A	Ticker: PFFAC
Class C	Ticker: PFFTX
Class I	Ticker: PFFMX

(a series of Northern Lights Fund Trust)

Supplement dated February 10, 2016 to the Prospectus dated July 29, 2015

______________________________________________________________________

Effective February 1, 2016, Rees Keck and Alyssa Hughes of 6800 Capital, L.L.C. (“6800 Capital”) have been added as portfolio managers of the Princeton Futures Strategy Fund (the “Fund”). Rees Keck and Alyssa Hughes, of 6800 Capital, are, together with the Greg Anderson, John L. Sabre, Robert T. Keck, John W. McDonnell, Jeffrey R. Porter and John Beaver, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Portfolio Managers” on page 7 of the Prospectus.

Portfolio Managers: Greg Anderson and John L. Sabre, each a Managing Member of the adviser, have each served the Fund as a Portfolio Co-Manager since it commenced operations in 2010. These Portfolio Co-Managers are primarily responsible for the overall day-to-day management of the Fund. Robert T. Keck, Managing Member, President and CEO of 6800 Capital, and John W. McDonnell, Member of the Investment Committee of 6800 Capital, have each served the Fund as a Portfolio Co-Manager since it commenced operations in 2010. Rees Keck, Member of the Investment Committee of 6800 Capital and Alyssa Hughes, Member of the Investment Committee of 6800 Capital, have served the Fund as a Portfolio Co-Manager since February 2016. These Portfolio Co-Managers are primarily responsible for making recommendations regarding the day-to-day management of the Underlying Funds portion of the Fund. Jeffrey R. Porter, CFA, Executive Vice President Director of Fixed Income of Congress, and John Beaver, CFA, Portfolio Manager of Congress, have each served the Fund as a Portfolio Co-Manager since it commenced operations in 2010. Mr. Porter and Mr. Beaver are primarily responsible for the day-to-day management of the fixed income portion of the Fund.

------------------

The following replaces the information in the section titled “6800 Capital Portfolio Managers” on page 15 of the Prospectus:

Robert T. Keck

Managing Member, President, CEO and Chair of the Investment Committee

Mr. Keck has been employed and affiliated with 6800 Capital since May 1994. From August 1989 through May 1994, he was a co-founder and principal of the Princeton Futures Group, which consisted of a registered CPO, a registered introducing broker, a registered investment advisor and a registered broker-

dealer. From April 1987 through August 1989, Mr. Keck was a Principal of the Allonby Corporation, a registered commodity trading advisor. Prior to that, Mr. Keck was employed by Prudential-Bache Securities, Inc. as a First Vice President and Vice President and Director of Seaport Futures Management Company, a registered CPO affiliate of Prudential Bache. He is also the sole managing member of Tulloss Capital Management, LLC, a registered Commodity Trading Advisor and an affiliate of 6800 Capital.

Rees Keck

Member of the Investment Committee

Mr. Keck is the senior research analyst at 6800 Capital where he performs due diligence on current advisors in 6800 Capital’s investment vehicles and sources new managers for both current and new products. From June 2009 to December 2011, when he joined 6800 Capital, he was the founder and a principal at Potential Energies LLC, a residential/commercial energy assessment and green construction company. Prior to that, Mr. Keck worked as a senior project manager for a New York City based green construction firm. He holds a bachelor’s degree from Rutgers University in mechanical engineering. He has a NFA Series 3 license and is dually registered with Tulloss Capital Management, a Commodity Trading Advisor and an affiliate of 6800 Capital.

Alyssa Hughes

Member of the Investment Committee

Ms. Hughes joined 6800 Capital in 2003 and has been engaged in the study of market behavior, technical analysis, and the evaluation of systematic trading strategies. She also oversees 6800 Capital’s operational advisor due diligence process and coordinates the firm’s IT needs. Ms. Hughes holds a Bachelor of Science in Business Administration from Villanova University. She has a NFA Series 3 license and is dually registered with Tulloss Capital Management, a Commodity Trading Advisor, and an affiliate of 6800 Capital.

John W. McDonnell

Member of the Investment Committee

Mr. McDonnell has been affiliated with 6800 Capital since March 1988 and until 2015 was Co-Managing Member and Chairman. Mr. McDonnell is currently a Member of the Investment Committee. From October 1976 to July 1988 he was President of the Winegardner Companies, a group of private corporations and partnerships founded by Roy Winegardner, a former Chairman and major shareholder of Holiday Inn Corporation. Mr. McDonnell's duties included the management of the companies' investments, and it was during this period that he developed his strategy of allocating assets among diversified professional managers.

------------------

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed, and ownership of Fund shares.

_________________________________

The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), dated July 29, 2015. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

Class A	Ticker: PFFAC
Class C	Ticker: PFFTX
Class I	Ticker: PFFMX

(a series of Northern Lights Fund Trust)

Supplement dated February 10, 2016 to the Statement of Additional Information (“SAI”)

dated July 29, 2015

______________________________________________________________________

Effective February 1, 2016, Rees Keck and Alyssa Hughes of 6800 Capital, L.L.C. (“6800 Capital”) have been added as portfolio managers of the Princeton Futures Strategy Fund (the “Fund”). Rees Keck and Alyssa Hughes, of 6800 Capital, are, together with the Greg Anderson, John L. Sabre, Robert T. Keck, John W. McDonnell, Jeffrey R. Porter and John Beaver, primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The first sentence in the section titled “Portfolio Managers” on page 36 of the SAI is deleted and replaced with the following:

Greg Anderson, John L. Sabre, Robert T. Keck, Rees Keck, Alyssa Hughes John W. McDonnell, Jeffrey R. Porter and John Beaver are co-portfolio managers of the Fund.

------------------

The following has been added in the section titled “Portfolio Managers” is on page 36 of the SAI:

Rees Keck* Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$48,810,713	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

Alyssa Hughes* Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$48,810,713	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	0	0	0	0

* As of January 31, 2016

------------------

On page 39, the paragraph under the section titled “Compensation” is deleted and replaced with the following:

For their services as co-portfolio managers to the Fund, Greg Anderson, John L. Sabre, Robert T. Keck, Rees Keck, Alyssa Hughes, John W. McDonnell, Jeffrey R. Porter and John Beaver each receive a fixed salary from the Adviser or Sub-Adviser, as applicable.  Each co-portfolio manager is a member of its respective firm’s Portfolio Management team and/or Investment Committee for the strategy managed within the Fund.

------------------

On page 39, the table under the section titled “Ownership of Securities” is amended to include the following:

Name of Portfolio Manger	Dollar Range of Equity Securities*
Rees Keck	None
Alyssa Hughes	None

* As of January 31, 2016

_________________________________

The information in this supplement contains new and additional information beyond that in the Prospectus, and Statement of Additional Information (“SAI”), dated July 29, 2015. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.